UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  February 12, 2001

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          41

Form 13F Information Table Value Total:          $261655



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate Insurance             com              020002101     6880   204160 SH       SOLE                    41585            162575
Baker Hughes Inc.              com              057224107     6329   173540 SH       SOLE                    35340            138200
BankAmerica Corp.              com              060505104     8362   132835 SH       SOLE                    26870            105965
BankOne Corporation            com              06423A103     6987   178930 SH       SOLE                    36440            142490
Bellsouth Corp                 com              079860102     6442   168870 SH       SOLE                    34420            134450
Bristol Myers Co               com              110122108     6224   122045 SH       SOLE                    24865             97180
Cigna                          com              125509109     4967    53615 SH       SOLE                    10945             42670
Citigroup                      com              172967101     8727   172880 SH       SOLE                    35165            137715
Comerica, Inc. Com.            com              200340107     7244   126420 SH       SOLE                    25565            100855
Compaq                         com              204493100     2652   271745 SH       SOLE                    55330            216415
Computer Associates            com              204912109     7593   220150 SH       SOLE                    44895            175255
Dominion Resources             com              25746U109     6810   113305 SH       SOLE                    23085             90220
Electronic Data Systems        com              285661104     8119   118435 SH       SOLE                    24085             94350
Emerson Electric               com              291011104     5845   102370 SH       SOLE                    20865             81505
Federal Home Loan Mortgage Cor com              313400301     8139   124445 SH       SOLE                    25350             99095
Federal National Mtg. Assn.    com              313586109     4896    61580 SH       SOLE                    12480             49100
FleetBoston  Financial Corpora com              339030108     6043   165575 SH       SOLE                    33700            131875
General Electric               com              369604103     6395   159560 SH       SOLE                    32490            127070
Hartford Financial Services Gr com              416515104     6415   102095 SH       SOLE                    20830             81265
Hewlett Packard                com              428236103     4600   223940 SH       SOLE                    45655            178285
Household International        com              441815107     6009   103710 SH       SOLE                    21080             82630
Ingersoll Rand                 com              G4776G101     6420   153545 SH       SOLE                    31280            122265
J P Morgan                     com              46625H100     6524   179465 SH       SOLE                    36490            142975
Lehman Brothers                com              524908100     5869    87855 SH       SOLE                    17910             69945
MBNA                           com              55262L100     6843   194410 SH       SOLE                    39625            154785
Marsh & McLennan Cos           com              571748102     7022    65355 SH       SOLE                    13325             52030
McDonalds Corp.                com              580135101     5884   222300 SH       SOLE                    45275            177025
Merck                          com              589331107     5083    86450 SH       SOLE                    17635             68815
Morgan Stanley Dean Witter     com              617446448     7432   132855 SH       SOLE                    27010            105845
Nike, Inc.                     com              654106103     7797   138630 SH       SOLE                    27475            111155
Pitney Bowes Inc.              com              724479100     6189   164560 SH       SOLE                    33540            131020
SBC Communications             com              78387G103     4697   119905 SH       SOLE                    24440             95465
Schlumberger Ltd.              com              806857108     5687   103490 SH       SOLE                    21065             82425
TJX Companies Inc.             com              872540109     8112   203510 SH       SOLE                    41550            161960
Transocean Sedco Forex         com              G90078109     5020   148442 SH       SOLE                    31894            116548
Tyco International, Ltd.       com              902124106     7195   122150 SH       SOLE                    24895             97255
US Bancorp                     com              902973304     4878   233085 SH       SOLE                    47420            185665
Union Pacific                  com              907818108     6933   121635 SH       SOLE                    24805             96830
Verizon Communications         com              92343V104     6189   130395 SH       SOLE                    26535            103860
Washington Mutual              com              939322103     6824   208698 SH       SOLE                    42440            166258
WorldCom Group                 com              98157D106     5379   382045 SH       SOLE                    77875            304170